Shareholder Report, Average Annual Return (Details) 194687_Themes US R-D Champions ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes US R&D Champions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes US R&D Champions ETF
Average Annual Return, Percent	9.56%	18.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	24.09%
Solactive US R&D Champions Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive US R&D Champions Index
Average Annual Return, Percent	10.28%	19.48%